RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF RELATED PARTY TRANSACTIONS

	December 31, 2022	December 31, 2021
Salary (cost of sales and services)	$200,747	$98,523
Salary (general and administrative expenses)	376,237	39,492
Salary (Intangible asset – software)	553,326	300,273
Consulting (Capital work in progress)	75,274	113,107
Consulting (Professional fees)	143,500	61,000
	$1,349,084	$612,395